Intangible Assets, Net (Schedule Of Estimated Amortization Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Intangible Assets, Net [Abstract]
2013	$ 2,235
2014	2,235
2015	2,188
2016	1,671
2017	1,645
2018 and thereafter	8,036
Intangible assets, net	18,010	20,245
Amortization of intangible assets	$ 2,235	$ 1,764